Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

1.	The following is hereby added to “Principal Strategies” in the “Summary Section” of the prospectuses for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, and Thrivent Opportunity Income Plus Fund (collectively, the “Funds”):

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” of the prospectuses for the Funds:

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Thrivent Growth and Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Growth and Income Plus Fund

1.	The following is hereby added to “Principal Strategies” in the “Summary Section” of the prospectuses for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, and Thrivent Opportunity Income Plus Fund (collectively, the “Funds”):

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” of the prospectuses for the Funds:

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Thrivent Balanced Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Balanced Income Plus Fund

1.	The following is hereby added to “Principal Strategies” in the “Summary Section” of the prospectuses for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, and Thrivent Opportunity Income Plus Fund (collectively, the “Funds”):

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” of the prospectuses for the Funds:

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Thrivent Diversified Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Diversified Income Plus Fund

1.	The following is hereby added to “Principal Strategies” in the “Summary Section” of the prospectuses for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, and Thrivent Opportunity Income Plus Fund (collectively, the “Funds”):

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” of the prospectuses for the Funds:

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Thrivent Opportunity Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Opportunity Income Plus Fund

1.	The following is hereby added to “Principal Strategies” in the “Summary Section” of the prospectuses for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, and Thrivent Opportunity Income Plus Fund (collectively, the “Funds”):

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” of the prospectuses for the Funds:

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.